Organization and Nature of Operations	12 Months Ended
Sep. 30, 2024
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Entity Name	Registered Location	Date of Incorporation	Ownership as of the issuance date of the report
Huadi International Group Co., Ltd. (“Huadi International”)	Cayman Island	September 27, 2018	Parent
Yongqiang Tuoxing Limited. (“Yongqiang Tuoxing”)	British Virgin Island	October 2, 2018	100% by the Parent
Hong Kong Beach Limited. (“HK Beach”)	Hong Kong	November 7, 2018	100% by Yongqiang Tuoxing
Wenzhou Hongshun Stainless Steel Limited. (“Hongshun”)	Wenzhou, China	June 3, 2019	100% by HK Beach
Huadi Steel Group Limited. (“Huadi Steel”)	Wenzhou, China	November 12,1998	99% by Hongshun
Huadi (Songyang) Co., Ltd. (“Huadi Songyang”)	Songyang, China	June 15, 2023	100% by HK Beach

Huadi International Group Co., Ltd. (“Huadi International”)

Huadi International was incorporated on September 27, 2018 under the laws of Cayman Islands. Under its memorandum of association, Huadi International is authorized to issue 250,000,000 ordinary shares of a single class, par value $0.0002 per ordinary share. There are currently 14,279,182 issued and outstanding ordinary shares. Huadi International is a holding company and is currently not actively engaged in any business. Huadi International’s registered agent is Harneys Fiduciary (Cayman) Limited and its registered office is at 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman, KY1-1002, Cayman Islands.

Yongqiang Tuoxing Limited (“Yongqiang Tuoxing”)

Yongqiang Tuoxing was incorporated on October 2, 2018 under the laws of British Virgin Islands. Under its memorandum of association, Yongqiang Tuoxing is authorized to issue 50,000 ordainary shares of a single class, par value $1.00 per ordinary share. Yongqiang Tuoxing is a wholly owned subsidiary of Huadi International and is currently not actively engaged in any business. Yongqiang Tuoxing’s registered agent is Harneys Corporate Services Limited and its registered office is at Craigmuir Chambers, Road Town, Tortola, VG1110, British Virgin Islands.

Hong Kong Beach Limited (“HK Beach”)

HK Beach was incorporated on November 7, 2018 under the laws of Hong Kong and is a wholly owned subsidiary of Yongqiang Tuoxing. HK Beach did not have any operations as of September 30, 2024.

Wenzhou Hongshun Stainless Steel Ltd. (“Wenzhou Hongshun”)

Wenzhou Hongshun was incorporated on June 3, 2019 in China and is a wholly owned subsidiary of HK Beach. Wenzhou Hongshun is a wholly-foreign owned enterprise organized under the laws of the People’s Republic of China.  The registered principal activities of Wenzhou Hongshun are sales of stainless steel pipes, stainless steel bars, stainless steel elbows, stainless steel products, auto parts and components; import and export of goods, technology import and export. Wenzhou Hongshun did not have any operations as of September 30, 2024.

Huadi Steel Group Limited. (“Huadi Steel”)

Huadi Steel was incorporated on November 12, 1998 under the laws of the People’s Republic of China. Since August 18, 2015, Huadi Steel was owned by nine shareholders in People’s Republic of China (“PRC Shareholders”).  Huadi Steel focuses on manufacturing of industrial stainless steel seamless pipes and tubes products with extensive distribution facilities and network in China.

Huadi (Songyang) Co., Ltd. (“Huadi Songyang”)

Huadi Songyang was incorporated on June 15, 2023 in China and is a wholly owned subsidiary of HK Beach. Huadi Songyang is a wholly-foreign owned enterprise organized under the laws of the People’s Republic of China. Huadi Songyang is established for the purpose of expanding product line of industrial steel pipe and tube products manufacture and distribution.

Except where the context otherwise requires and for purposes of this financial statement only, “the Company”, “we”, “us”, “our company”, “our” and “Huadi” refer to the above-mentioned entities.

Reorganization

In or about August 2019, the Company completed a corporate reorganization to roll several controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). Di Wang, one of the PRC Shareholders transferred 5% equity of Huadi Steel to a Hong Kong entity which was subsequently transferred to Wenzhou Hongshun on August 28, 2019. On August 22, 2019, Wenzhou Hongshun acquired 94% equity of Huadi Steel from the PRC Shareholders. As a result, Huadi Steel’s equity interest is 99% held by Wenzhou Hongshun and 1% held by Di Wang as of September 30, 2024.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Impact of COVID-19

There has been a global pandemic of a novel strain of coronavirus (COVID-19) that first emerged in China in December 2019 and has spread globally. The COVID-19 pandemic has resulted in quarantines, travel restrictions, and the temporary closures of stores and business facilities in China for the first half year of 2020. In March 2020, the World Health Organization declared COVID-19 as a global pandemic. Given the rapidly expanding nature of COVID-19 pandemic, and substantially all of our business operations and our workforces are concentrated in China, we believe that it has impacted and will likely continue to impact our business, results of operations, and financial condition. Although we are currently fully functional, potential impact on our results of operations will also depend on future developments and information that may emerge regarding the duration and severity of COVID-19 and the actions taken by governmental authorities and other entities to contain COVID-19 or to mitigate its impacts, almost all of which are beyond our control.

The impacts of COVID-19 on our business, financial condition, and results of operations include, but are not limited to, the following:

●	We have experienced some disruption to our supply chain during the PRC government mandated lockdown, with suppliers delay in delivering materials and equipment, which caused a delay in progress of our projects. While all our major suppliers are currently fully operational, any future disruption in their operations would impact our ability to deliver our products and services to customers. In addition, reductions in commercial airline and cargo flights, disruptions to ports and other shipping infrastructure resulting from the COVID-19 pandemic resulted in increased transport times to deliver our products to customers. This limited our ability to fulfill orders and we were unable to satisfy all of the demand for our products or service in a timely manner, which adversely affected our revenue and relationships with our customers.

●	In March 2022, a new COVID-19 subvariant (omicron) outbreak hit China and spread faster and more easily than variants of the previous virus. As a result, a new round of lockdown, quarantines or travel restrictions was imposed upon different provinces or cities in China by the relevant local government authorities. The Company’s product sales and production service revenue were adversely affected during the first half of the year ended September 30, 2023. After control measures were eased in December 2022 and daily life returned to normal for consumers, the sales in the PRC gradually recovered in the second half of the year ended September 30, 2023.

The World Health Organization (WHO) announced on May 5, 2023 that COVID-19 is no longer a public health emergency of international concern. There was no impact of COVID-19 on our business for the year ended September 30, 2024.